Annual Total Returns [BarChart] - First Trust Consumer Staples AlphaDEX Fund - First Trust Consumer Staples AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	13.15%
2012	9.39%
2013	41.94%
2014	21.05%
2015	6.14%
2016	4.70%
2017	7.81%
2018	(11.40%)
2019	20.72%
2020	4.74%